Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 10 – SUBSEQUENT EVENTS None	NOTE 18 – SUBSEQUENT EVENTS: None.